Revenues from Contract with Customers - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Segment	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Number of segments | Segment	2
Revenue from contracts with customers	€ 843,920	€ 662,037	€ 536,539
Increase in revenue from contract with customer	€ 181,883	€ 125,498
Percentage of revenues increased	27.50%	23.40%
Percentage of revenue increased excluding USD negative impact	28.20%
Revenue that was included in contract liability	€ 11,736	€ 19,765	17,218
Transaction price allocated to remaining performance obligations	€ 74,996	56,417
Description of entity satisfies its performance obligation	the Group will recognize this revenue as projects are completed, which is expected to occur over the next 12–18 months.
Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 140,726	69,830	47,814
APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 117,747	67,135	55,522
Percentage of revenues increased	75.40%
North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 206,961	174,919	132,435
Percentage of revenues increased	18.30%
South America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 25,738	21,844	25,758
Percentage of revenues increased	17.80%
EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 493,474	398,139	322,824
Percentage of revenues increased	23.90%
High-Value Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 207,815	146,332	90,700
Other Containment and Delivery Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	486,223	418,599	364,341
Revenues from Engineering
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	149,882	97,106	81,498
Biopharmaceutical and Diagnostic Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	694,038	564,931	455,041
Biopharmaceutical and Diagnostic Solutions | Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	26,321	11,142
Biopharmaceutical and Diagnostic Solutions | APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	79,463	54,433	41,129
Biopharmaceutical and Diagnostic Solutions | North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	175,231	151,418	119,054
Biopharmaceutical and Diagnostic Solutions | South America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	23,855	20,516	24,519
Biopharmaceutical and Diagnostic Solutions | EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	415,489	338,564	270,339
Biopharmaceutical and Diagnostic Solutions | High-Value Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	207,815	146,332	90,700
Increase in revenue from contract with customer	€ 61,483	€ 55,632
Percentage of revenues increased	42.00%	61.30%
Biopharmaceutical and Diagnostic Solutions | Other Containment and Delivery Solutions
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 486,223	€ 418,599	364,341
Increase in revenue from contract with customer	€ 67,624	€ 54,258
Percentage of revenues increased	16.20%	14.90%
Engineering
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 149,882	€ 97,106	81,498
Engineering | Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	114,405	58,689	47,814
Increase in revenue from contract with customer	€ 55,716
Percentage of revenues increased	94.90%
Engineering | APAC
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	€ 38,284	12,702	14,393
Engineering | North America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	31,730	23,501	13,381
Engineering | South America
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	1,883	1,328	1,239
Engineering | EMEA
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	77,985	59,575	52,485
Engineering | Revenues from Engineering
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	149,882	97,106	€ 81,498
Increase in revenue from contract with customer	€ 52,776	€ 15,608
Percentage of revenues increased	54.30%	19.10%
In-Vitro Diagnostic Business | Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Increase in revenue from contract with customer	€ 15,179
Percentage of revenues increased	136.20%